UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      CFO
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          November 10, 2004
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   36
                                                     ------------

Form 13F Information Table Value Total:              $  270,902
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None


                                            FORM 13F INFORMATION TABLE
                                              VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS CUSIP NO  (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Adesa                   COM      00686U104    5043845           237693SH      SOLE          237693        0         0
Allete                  COM      018522102    2900824            78934SH      SOLE           78934        0         0
Brinks Company          COM      109696104    8961950           226770SH      SOLE          226770        0         0
Burlington Resource     COM      122014103    8091043           186001SH      SOLE          186001        0         0
Charles River Labs      COM      159864107    4335890            94238SH      SOLE           94238        0         0
Conseco                 COM      208464883    6795509           340627SH      SOLE          340627        0         0
Edward Lifesciences     COM      28176E108    9835971           238390SH      SOLE          238390        0         0
Gap (The)               COM      364760108    6422508           304096SH      SOLE          304096        0         0
Grant Prideco           COM      38821G101    8556478           426757SH      SOLE          426757        0         0
HCC Insurance Holdi     COM      404132102    9194278           277605SH      SOLE          277605        0         0
Host Marriott           COM      44107P104    1420070            82085SH      SOLE           82085        0         0
IDEX Corporation        COM      45167R104    8271112           204225SH      SOLE          204225        0         0
Interpublic Group       COM      460690100    9959041           743212SH      SOLE          743212        0         0
Jacobs Engineering      COM      469814107   11790558           246716SH      SOLE          246716        0         0
Kinder Morgan Energ     COM      494550106    2960668            66787SH      SOLE           66787        0         0
Kinder Morgan Manag     COM      49455U100    8212745           201787SH      SOLE          201787        0         0
Kroger                  COM      501044101    5328319           303781SH      SOLE          303781        0         0
La Quinta Corp          COM      50419U202    9402441          1034372SH      SOLE          1034372       0         0
New York Times          COM      650111107    5270014           129167SH      SOLE          129167        0         0
PMI Group               COM      69344M101   11104915           265986SH      SOLE          265986        0         0
PartnerRe               COM      G6852T105    8729142           140929SH      SOLE          140929        0         0
Pioneer Natural Res     COM      723787107    9628351           274312SH      SOLE          274312        0         0
Prentiss Properties     COM      740706106   10066044           263509SH      SOLE          263509        0         0
Principal Financial     COM      74251V102    8846029           216073SH      SOLE          216073        0         0
Rayovac                 COM      755081106    9638410           315393SH      SOLE          315393        0         0
Reebok Internationa     COM      758110100    7532492           171193SH      SOLE          171193        0         0
Roper Industries        COM      776696106    2708762            44574SH      SOLE           44574        0         0
Ross Stores             COM      778296103    9513271           329521SH      SOLE          329521        0         0
SEI Corporation         COM      784117103    6984616           166578SH      SOLE          166578        0         0
Southwest Airlines      COM      844741108    8042239           493995SH      SOLE          493995        0         0
Tektronix               COM      879131100    9685054           320591SH      SOLE          320591        0         0
Union Pacific           COM      907818108    8045185           119631SH      SOLE          119631        0         0
Varian Medical Syst     COM      92220P105    6239489           144299SH      SOLE          144299        0         0
Wachovia                COM      9299030102   6805072           129374SH      SOLE          129374        0         0
Weatherford Interna     COM      947074100    4967482            96832SH      SOLE           96832        0         0
Zebra Technnologies     COM      989207105    9612230           170793SH      SOLE          170793        0         0

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